Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Nature of Operations and Summary of Significant Accounting Policies
Organization and Nature of Operations

Organization and Nature of Operations

On March 2, 2016, the Boards of Directors of the FSB Community Bankshares, Inc. (“FSB Community”), FSB Community Bankshares, MHC (the “MHC”), and Fairport Savings Bank (the “Bank”) unanimously adopted a Plan of Conversion of the MHC pursuant to which the MHC undertook a “second-step” conversion and now no longer exists. The Bank reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 13, 2016, and, as a result, is now the wholly-owned subsidiary of FSB Bancorp, Inc. (the “Company”).

FSB Bancorp, Inc., the new stock holding company for the Bank, sold 1,034,649 shares of common stock at $10.00 per share, for gross offering proceeds of $10.3 million in its stock offering. Additionally, after accounting for conversion-related expenses of $1.4 million, which offset gross proceeds, the Company received $8.9 million in net proceeds.

Concurrent with the completion of the conversion and reorganization, shares of common stock of FSB Community owned by public stockholders were exchanged for shares of the Company’s common stock so that the former public stockholders of FSB Community owned approximately the same percentage of the Company’s common stock as they owned of FSB Community’s common stock immediately prior to the conversion. Stockholders of FSB Community received 1.0884 shares of the Company’s common stock for each share of FSB Community’s stock they owned immediately prior to completion of the transaction. Cash in lieu of fractional shares was paid based on the offering price of $10.00 per share. As a result of the offering and the exchange of shares, the Company had 1,941,688 shares outstanding as of December 31, 2016.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank has established a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

The Company provides a variety of financial services to individuals and corporate customers through its wholly-owned subsidiary, Fairport Savings Bank. The Bank’s operations are conducted in five branches located in Monroe County, New York. The Company and the Bank are subject to the regulations of certain regulatory authorities and undergo periodic examinations by those regulatory authorities.

The Company’s principal business consists of originating one-to-four-family residential real estate mortgages, home equity loans and lines of credit and to a lesser extent, originations of commercial real estate, multi-family, construction, commercial and industrial, and other consumer loans. The Company has three mortgage origination offices located in Pittsford, New York; Watertown, New York; and Buffalo, New York.

The Bank also provides non-deposit investment services to its customers through its wholly-owned subsidiary, Fairport Wealth Management. Prior to January 15, 2016, Fairport Wealth Management was known as Oakleaf Services Corporation. The results of operations of Fairport Wealth Management are not material to the consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank and Fairport Wealth Management. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, deferred tax assets, and the estimation of fair values for accounting and disclosure purposes.

The Company is subject to the regulations of various governmental agencies. The Company also undergoes periodic examinations by the regulatory agencies which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions resulting from the regulators’ judgments based on information available to them at the time of their examinations.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Monroe, Livingston, Ontario, Orleans, Wayne, Jefferson, Niagara, and Erie Counties, New York. Note 2 discusses the types of securities that the Company invests in. The concentration of credit by type of loan is set forth in Note 3. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is primarily dependent upon the real estate and general economic conditions in those areas.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash, balances due from banks and interest-earning demand deposits (with an original maturity of three months or less).

Securities

Securities

The Company classifies debt investing securities as either available-for-sale or held-to-maturity. The Company does not hold any securities considered to be trading. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected as a separate component of stockholders’ equity, net of the applicable income tax effect. Held-to-maturity securities are those that the Company has the ability and intent to hold until maturity and are reported at amortized cost.

Gains or losses on investment security transactions are based on the amortized cost of the specific securities sold. Premiums and discounts on securities are amortized and accreted into income using the interest method over the period to maturity.

When the fair value of a held-to-maturity or available-for-sale security is less than its amortized cost basis, an assessment is made at the balance sheet date as to whether other-than-temporary impairment (“OTTI”) is present.

The Company considers numerous factors when determining whether potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of a security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis or carrying value.

For debt securities, credit-related OTTI is recognized in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (loss). Credit-related OTTI is measured as the difference between the present value of an impaired security’s expected cash flows and its amortized cost basis or carrying value. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost, or carrying value, less any credit-related losses recognized. For securities classified as held-to-maturity, the amount of OTTI recognized in other comprehensive income (loss) is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods.

Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying consolidated financial statements.

Restricted Stock

Restricted Stock

Restricted equity securities are held as a long-term investment and value is determined based on the ultimate recoverability of the par value. Impairment of these investments is evaluated quarterly and is a matter of judgment that reflects management’s view of the issuer’s long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; and its liquidity and funding position. After evaluating these considerations, the Company concluded that the par value of these investments will be recovered and, as such, has not recognized any impairment on its holdings of restricted equity securities during the current year.

The Company holds restricted stock from Federal Home Loan Bank and Atlantic Community Bankers Bank.

No impairment charges were recorded related to the restricted stock during 2019 or 2018.

Loans Held for Sale

Loans Held for Sale

Mortgage loans held for sale in the secondary market are carried at the lower of amortized cost or fair value. Separate determinations of fair value for residential and commercial loans are made on an aggregate basis. Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements. Realized gains and losses on sales are computed using the specific identification method.

Loan Servicing Rights

Loan Servicing Rights

The Company retains the servicing on a portion of conventional fixed-rate mortgage loans sold and receives a fee based on the principal balance outstanding.

Loans serviced for others totaled $116,531,000 and $123,755,000 at December 31, 2019 and 2018, respectively.

The Company also sells correspondent FHA, VA, and USDA mortgage loans, servicing released.

Loan servicing rights are recorded at fair value when loans are sold with servicing rights retained. The fair value of the mortgage servicing rights (“MSRs”) is determined using a method which utilizes servicing income, discount rates, and prepayment speeds relative to the Bank’s portfolio for MSRs and are amortized over the life of the loan. MSRs amounted to $726,000 and $812,000 at December 31, 2019 and 2018, respectively, and are included in other assets on the consolidated balance sheets. In 2019, $30,000 was capitalized and $116,000 was amortized. In 2018, $5,000 was capitalized with $85,000 amortized.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and net deferred origination fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method over the estimated life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectibility of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses (the “Allowance”) is established as losses are estimated to have occurred in the loan portfolio. The allowance for loan losses is recorded through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the loan is uncollectable. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are deemed impaired and classified as either special mention, substandard, doubtful, or loss. For such loans that are also classified as impaired, an allowance is generally established when the collateral value of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for the following qualitative factors: effects of changes in lending policies; national and/or local economic trends and conditions; trends in volume and terms of loans; experience, ability, and depth of management; levels and trends of delinquencies, non-accruals and classified loans; quality of institutions loan review system; collateral value for collateral dependent loans; concentrations of credit; and competition, legal and regulatory requirements on level of estimated credit losses. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless subject to a troubled debt restructuring.

In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Bank Owned Life Insurance

Bank Owned Life Insurance

The Company holds life insurance policies on a key executive. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost. Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets. Estimated useful lives are generally 20 to 30 years for premises and 3 to 10 years for furniture and equipment.

Foreclosed Real Estate

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure. Any write-downs based on the asset’s fair value at date of acquisition are charged to the allowance for loan losses. After foreclosure, property held for sale is carried at the lower of the new basis or fair value less any costs to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed. Valuations are periodically performed by management or third party valuation experts, and any subsequent write-downs are recorded as a charge to earnings, if necessary, to reduce the carrying value of the property to the lower of its cost or fair value less cost to sell. The Company had two foreclosed commercial real estate loans at December 31, 2019 and no foreclosed loans at December 31, 2018. At December 31, 2019 and 2018 the Company had one residential mortgage loan for $55,000 in the process of foreclosure

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of certain transactions reported in the consolidated financial statements. Income taxes consist of taxes currently due plus deferred taxes related primarily to temporary differences between the financial reporting and income tax basis of the allowance for loan losses, premises and equipment, certain state tax credits, and deferred loan origination costs. The deferred tax assets and liabilities represent the future tax return consequences of the temporary differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Advertising Costs	Advertising Costs The Company follows the policy of charging the costs of advertising to expense as incurred.
Off-Balance Sheet Financial Instruments

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheets when they are funded.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in earnings. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income (loss).

Accumulated other comprehensive income (loss) represents the sum of these items, with the exception of net income, as of the consolidated balance sheet date and is represented in the table below.

	As of December 31,
	2019	2018
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(12)	$(232)
Tax effect	3	49
Net unrealized losses on securities available-for-sale	(9)	(183)

Accumulated other comprehensive loss	$(9)	$(183)

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per common share is calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed in a similar manner to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to reflect the assumed exercise and conversion of dilutive stock options and unvested restricted stock. In periods of loss, basic earnings per common share and diluted earnings per share are the same due to the fact that the inclusion of any of the dilutive shares will result in an anti-dilutive impact, driven by the loss. Net income available to common stockholders is net income of the Company. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released.

The following table sets forth the calculation of basic and diluted earnings per share.

	Year Ended
	December 31,
(In thousands, except per share data)	2019	2018
Basic and Diluted Earnings (Loss) Per Common Share
Net income (loss) available to common stockholders	$(513)	$135
Weighted average basic common shares outstanding	1,859	1,851
Weighted average diluted common shares outstanding	1,859	1,853
Earnings (loss) per common share – basic and diluted	$(0.28)	$0.07

Share Repurchases

Share Repurchases

The Company announced on July 27, 2017 that the Board of Directors had adopted its first stock repurchase program. Under the repurchase program, the Company may repurchase up to 97,084 shares of its common stock, or approximately 5% of its then outstanding shares. The Company did not repurchase any shares in 2019. In 2018, the Company repurchased 2,592 shares at an average price of $16.38 per share. As of December 31, 2019, the Company had repurchased 72,127 shares at an average price of $15.31 per share.

Stock-Based Compensation

Stock-Based Compensation

On September 27, 2017, the Board of Directors of the Company approved restricted stock and stock option grants to senior management and the directors of the Company, pursuant to the terms of the 2017 Equity Incentive Plan (the “Plan”). The Plan was approved previously by the Company’s stockholders on August 29, 2017. There were no stock options or shares of restricted stock granted to senior management or directors in 2019. An aggregate of 20,000 stock options and 8,400 shares of restricted stock were granted to senior management during the year ended December 31, 2018. The grants to senior management and directors vest over a five year period in equal annual installments, with the first installment vesting on the first anniversary date of the grant and succeeding installments on each anniversary thereafter, through 2023.

Subsequent Events

Subsequent Events

Proposed Merger with Evans Bancorp, Inc.

On December 19, 2019, FSB Bancorp and Evans entered into a merger agreement (the “Merger Agreement”) that provides that FSB Bancorp will merge with and into Evans, with Evans remaining as the surviving corporation in a multi-step merger transaction (the “Merger”). Following the Merger, Fairport Savings Bank will merge with and into Evans Bank, with Evans Bank remaining as the surviving bank (the “Bank Merger”).

At the effective time of the Merger, each outstanding share of FSB Bancorp common stock will be converted into the right to receive, at the election of such holder, either (i) 0.4394 shares of Evans common stock, or (ii) $17.80 in cash, together with cash in lieu of fractional shares, if any. All such elections are subject to adjustment on a pro rata basis, so that approximately 50% of the aggregate merger consideration paid to FSB Bancorp stockholders will be the cash consideration and approximately 50% will be the stock consideration.

The completion of the Merger is subject to customary closing conditions, including approval by FSB Bancorp’s stockholders and the receipt of regulatory approvals or waivers from the Board of Governors of the Federal Reserve System, the Office of the Comptroller of the Currency and the New York State Department of Financial Services. On March 18, 2020, the Office of the Comptroller of the Currency issued its approval for the Bank Merger.  On March 20, 2020, the Federal Reserve Bank of New York issued its waiver for the Merger.

COVID-19

The outbreak of Coronavirus Disease 2019 (“COVID-19”) could adversely impact a broad range of industries in which the Company’s customers operate and impair their ability to fulfill their obligations to the Company.  The World Health Organization has declared Covid-19 to be a global pandemic indicating that almost all public commerce and related business activities must be, to varying degrees, curtailed with the goal of decreasing the rate of new infections.

The spread of the outbreak will likely cause disruptions in the U.S. economy and is highly likely to disrupt banking and other financial activity in the areas in which the Company operates and could potentially create widespread business continuity issues for the Company.

The Company’s business is dependent upon the willingness and ability of its employees and customers to conduct banking and other financial transactions.  If the global response to contain COVID-19 escalates or is unsuccessful, the Company could experience a material adverse effect on its business, financial condition, results of operations and cash flows.